Description of Business, and Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	May 12, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 07, 2023
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Financial assets at fair value through profit or loss		R$ 300,303
Gains (losses) on financial assets at fair value through profit or loss		R$ 40,460	R$ 66,709	R$ (352,077)
Applicable tax rate		15.00%
Tax expense income at applicable surcharge tax rate		10.00%
Threshold taxable income		R$ 240,000
Income tax expense continuing operations per month		R$ 20,000
Average effective tax rate		(66.10%)	32.80%	34.30%
Minimum [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Tax expense income at applicable social contribution tax rate		9.00%
Maximum [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Tax expense income at applicable social contribution tax rate		30.00%
Other Income [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Dividends received			R$ 14,553	R$ 5,053
Pillar Two Model Rules [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average effective tax rate		15.00%
Boa Vista Servicos S.A [member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interests held by non-controlling interests				9.95%
Financial assets at fair value through profit or loss			R$ 179,589		R$ 1,305,357
Boa Vista Servicos S.A [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interests held by non-controlling interests			9.95%
Neuroanalitica Participacoes Ltda [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Financial assets at fair value through profit or loss			R$ 2,576
Neuroanalitica Participacoes Ltda [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interests held by non-controlling interests		9.50%
Gains (losses) on financial assets at fair value through profit or loss	R$ 31,211